Revenue Recognition - Change in Contract Liabilities (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Balance as of January 1	$ 268.3	$ 247.4
Revenue recognized	(15.2)	(13.3)
Revenue deferred	17.9	20.1
Balance as of March 31	$ 271.0	$ 254.2